Schedule of Basic and Diluted Net Income Loss Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net loss per common share
Comprehensive net loss attributable to stockholders	$ (7,984,874)	$ (3,362,646)	$ (19,772,840)	$ (10,841,171)	$ (25,537,315)	$ (59,999,072)
Weighted average common shares outstanding
Basic	5,464,931	2,527,045	4,409,648	2,016,764	2,596,493	2,522,175
Diluted	5,464,931	2,527,045	4,409,648	2,016,764	2,596,493	2,522,175
Net loss per common share
Basic	$ (1.46)	$ (1.33)	$ (4.48)	$ (5.38)	$ (9.84)	$ (23.79)
Diluted	$ (1.46)	$ (1.33)	$ (4.48)	$ (5.38)	$ (9.84)	$ (23.79)